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                                        Paula Minella
                                        Counsel
                                        Metropolitan Life Insurance Company
                                        Telephone: (617) 578-4796

                                        May 5, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-152235; 811-21262 (Pioneer AnnuiStar, Portfolio Architect II and Pioneer AnnuiStar Value)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplements and the Statement of Additional Information for Pioneer AnnuiStar, Portfolio Architect II, and Pioneer AnnuiStar Value, each dated May 1, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and the Statement of Additional Information contained in the Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 5, 2011.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/Paula Minella
-------------------------------------
Paula Minella
Counsel
Metropolitan Life Insurance Company